General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
General corporate expenses	¥ 3,218	¥ 2,671	¥ 2,325
Auditors' remuneration	14	13	15
- Audit services	14	13	15
- Non-audit services	0	0	0
Other taxes and levies	159	131	124
General and administrative expenses	¥ 3,391	¥ 2,815	¥ 2,464